Annual Total Returns - FidelityFocusedStockFund-RetailPRO - FidelityFocusedStockFund-RetailPRO - Fidelity Focused Stock Fund - Fidelity Focused Stock Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	4.57%
Annual Return 2015	1.46%
Annual Return 2016	3.25%
Annual Return 2017	31.22%
Annual Return 2018	5.32%
Annual Return 2019	31.37%
Annual Return 2020	33.28%
Annual Return 2021	27.11%
Annual Return 2022	(26.61%)
Annual Return 2023	28.93%